SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Segment Information to Consolidated Information

Financial information for each reportable segment was as follows as of and for the years ended December 31, 2010, 2011, and 2012:

(in US$ thousands)	Gaming software and service	Asian online game and service	Total
2010:

Segment profit or loss:
Net revenue from external customers	$25,820	$38,862	$64,682

Income (loss) from operations	$78	$(31,554)	$(31,476)

Share-based compensation	$80	$342	$422

Impairment loss on prepaid licensing fees and intangible assets	$—	$2,200	$2,200

Impairment loss on property, plant and equipment	$—	$278	$278

Impairment loss on goodwill	$—	$2,255	$2,255

Impairment loss on deconsolidation of T2CN	$—	$22,234	$22,234

Interest income	$83	$438	$521

Interest expense	$1	$59	$60

Foreign exchange gain (loss)	$(29)	$91	$62

Loss on equity method investments - net	$9,768	$11,002	$20,770

Impairment loss on marketable securities and investments	$—	$4,677	$4,677

Depreciation	$—	$1,556	$1,556

Amortization, including intangible assets	$—	$2,696	$2,696

Income tax expense	$6,445	$1,118	$7,563

Segment assets:
Equity method investments	$44,472	$20,923	$65,395

Additions to property, plant and equipment	$1,209	$1,534	$2,743

Additions to intangible assets	$1,198	$1,114	$2,312

Additions to goodwill	$—	$12,188	$12,188

Total assets	$168,671	$76,679	$245,350

The reconciliation of the segment information to GigaMedia’s consolidated information was not included in the above table, as it is provided below in detail.

(in US$ thousands)	Gaming software and service	Asian online game and service	Total
2011:

Segment profit or loss:
Net revenue from external customers	$—	$34,367	$34,367

Loss from operations	$(204)	$(10,931)	$(11,135)

Share-based compensation	$—	$308	$308

Impairment loss on intangible assets	$—	$2,583	$2,583

Impairment loss on prepaid licensing and royalty fees	$—	$247	$247

Impairment loss on goodwill	$—	$5,097	$5,097

Interest income	$—	$492	$492

Interest expense	$55	$(50)	$5

Foreign exchange gain (loss)	$6	$(282)	$(276)

Loss (gain) on equity method investments - net	$49,715	$(1,846)	$47,869

Impairment loss on marketable securities and investments	$—	$13,327	$13,327

Depreciation	$—	$1,790	$1,790

Amortization, including intangible assets	$—	$2,251	$2,251

Income tax (benefit) expense	$(934)	$859	$(75)

Segment assets:
Equity method investments	$—	$7,615	$7,615

Additions to property, plant and equipment	$—	$487	$487

Additions to intangible assets	$—	$1,271	$1,271

Additions to goodwill	$—	$1,049	$1,049

Total assets	$4,757	$126,038	$130,795

The reconciliation of the segment information to GigaMedia’s consolidated information was not included in the above table, as it is provided below in detail.

(in US$ thousands)	Gaming software and service	Asian online game and service	Total
2012:

Segment profit or loss:
Net revenue from external customers	$—	$27,470	$27,470

Income (loss) from operations	$7	$(12,271)	$(12,264)

Share-based compensation	$—	$199	$199

Impairment loss on intangible assets	$—	$15	$15

Impairment loss on prepaid licensing and royalty fees	$—	$702	$702

Impairment loss on goodwill	$—	$12,489	$12,489

Contract termination costs	$—	$49	$49

Interest income	$1	$9	$10

Interest expense	$10	$44	$54

Foreign exchange gain (loss)	$(82)	$55	$(27)

Gain on equity method investments - net	$—	$234	$234

Impairment loss on marketable securities and investments	$—	$1,193	$1,193

Depreciation	$—	$1,059	$1,059

Amortization, including intangible assets	$—	$2,181	$2,181

Income tax expense	$37	$710	$747

Segment assets:
Equity method investments	$—	$5,223	$5,223

Additions to property, plant and equipment	$—	$318	$318

Additions to intangible assets	$—	$1,679	$1,679

Total assets	$3,685	$78,613	$82,298

The reconciliation of the segment information to GigaMedia’s consolidated information was not included in the above table, as it is provided below in detail.

The reconciliations of segment information to GigaMedia’s consolidated totals are as follows:

(in US$ thousands)	2010	2011	2012
Income (loss) from operations:
Total segments	$(31,476)	$(11,135)	$(12,264)
Adjustment*	(16,220)	(8,794)	(8,310)

Total GigaMedia consolidated	$(47,696)	$(19,929)	$(20,574)

Share-based compensation
Total segments	$422	$308	$199
Adjustment*	2,592	857	(20)

Total GigaMedia consolidated	$3,014	$1,165	$179

Impairment loss on intangible assets:
Total segments	$1,330	$2,583	$15
Adjustment*	—	—	—

Total GigaMedia consolidated	$1,330	$2,583	$15

Impairment loss on prepaid licensing and royalty fees:
Total segments	$870	$247	$702
Adjustment*	—	—	—

Total GigaMedia consolidated	$870	$247	$702

Impairment loss on property, plant and equipment:
Total segments	$278	$—	$—
Adjustment*	—	—	—

Total GigaMedia consolidated	$278	$—	$—

Interest income:
Total segments	$521	$492	$10
Adjustment*	435	270	273

Total GigaMedia consolidated	$956	$762	$283

Interest expense:
Total segments	$60	$5	$54
Adjustment*	310	421	193

Total GigaMedia consolidated	$370	$426	$247

Gain on sales of marketable securities:
Total segments	$—	$6,299	$5,665
Adjustments*	—	—	—

Total GigaMedia consolidated	$—	$6,299	$5,665

Foreign exchange gain (loss):
Total segments	$62	$(276)	$(27)
Adjustments*	(668)	(89)	461

Total GigaMedia consolidated	$(606)	$(365)	$434

(in US$ thousands)	2010	2011	2012
Impairment loss on marketable securities and investments:
Total segments	$4,677	$13,327	$1,193
Adjustment*	—	—	—

Total GigaMedia consolidated	$4,677	$13,327	$1,193

Depreciation:
Total segments	$1,556	$1,790	$1,059
Adjustments*	536	290	165

Total GigaMedia consolidated	$2,092	$2,080	$1,224

Amortization:
Total segments	$2,696	$2,251	$2,181
Adjustments*	83	63	23

Total GigaMedia consolidated	$2,779	$2,314	$2,204

Income tax expense (benefit):
Total segments	$7,563	$(75)	$747
Adjustments*	(303)	(170)	(76)

Total GigaMedia consolidated	$7,260	$(245)	$671

Additions to property, plant and equipment:
Total segments	$2,743	$487	$318
Adjustments**	1,041	281	111

Total GigaMedia consolidated	$3,784	$768	$429

Additions to intangible assets:
Total segments	$2,312	$1,271	$1,679
Adjustments**	5	3	—

Total GigaMedia consolidated	$2,317	$1,274	$1,679

Total assets:
Total segments	$245,350	$130,795	$82,298
Adjustment**	22,239	60,911	58,096

Total GigaMedia consolidated	$267,589	$191,706	$140,394

*	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment.

**	Adjustment items include total corporate assets, discontinued operations and eliminations.

Revenue from Unaffiliated Customers by Geographic Region

Revenue from unaffiliated customers by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2010	2011	2012
Canada	$25,820	$—	$—
Taiwan	19,449	21,214	18,744
PRC	9,885	—	—
Hong Kong	4,026	5,061	4,703
Singapore	3,702	4,150	2,004
Malaysia	1,603	2,228	1,550
Thailand	—	1,447	204
Others	197	267	265

	$64,682	$34,367	$27,470

Net Long-Lived Assets by Geographic Region

Net long-lived assets by geographic region are as follows:

(in US$ thousands)	December 31,
Geographic region / country	2010	2011	2012
Taiwan	$3,130	$2,375	$1,932
PRC	921	763	—
Hong Kong	213	107	17
Singapore	902	551	—
Malaysia	20	—	—
Thailand	—	380	—
Other	115	112	—

	$5,301	$4,288	$1,949